Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities
Payables related to cost of sales		$ 1,217.4	$ 1,209.8
Lease liabilities		1,191.0	1,304.8
Salaries and employee benefit liabilities		915.9	867.2
Income taxes payable		439.9	432.3
Deferred gift card, hospitality and other revenue		355.7	442.0
Put options held by non-controlling interests		280.4	201.7
Amounts payable for securities purchased but not yet settled		240.6	69.9
Accrued taxes		149.3	133.0
Pension and post retirement liabilities		96.9	109.3
Administrative and other		1,232.6	1,308.3
Accounts payable and accrued liabilities		6,119.7	6,078.3
Current		4,321.0	3,945.6
Non-current		1,798.7	2,132.7
Eurolife Life Operations
Accounts Payable and Accrued Liabilities
Put options held by non-controlling interests	$ 0.0
Insurance and reinsurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities		338.8	348.2
Salaries and employee benefit liabilities		741.3	709.8
Income taxes payable		404.4	376.0
Deferred gift card, hospitality and other revenue		16.8	24.5
Put options held by non-controlling interests		256.3	176.6
Amounts payable for securities purchased but not yet settled		164.1	69.9
Accrued taxes		116.4	92.4
Pension and post retirement liabilities		86.2	96.1
Administrative and other		906.0	1,015.0
Accounts payable and accrued liabilities		3,030.3	2,908.5
Current		2,248.7	1,950.5
Non-current		781.6	958.0
Non-insurance companies
Accounts Payable and Accrued Liabilities
Payables related to cost of sales		1,217.4	1,209.8
Lease liabilities		852.2	956.6
Salaries and employee benefit liabilities		174.6	157.4
Income taxes payable		35.5	56.3
Deferred gift card, hospitality and other revenue		338.9	417.5
Put options held by non-controlling interests		24.1	25.1
Amounts payable for securities purchased but not yet settled		76.5
Accrued taxes		32.9	40.6
Pension and post retirement liabilities		10.7	13.2
Administrative and other		326.6	293.3
Accounts payable and accrued liabilities		3,089.4	3,169.8
Current		2,072.3	1,995.1
Non-current		$ 1,017.1	$ 1,174.7